SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Short Duration Fund DWS Strategic Government Securities Fund

The following changes are effective on or about May 1, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.